ORGANIZATION (Narrative) (Details)	1 Months Ended
	Jun. 30, 2022 MW	May 31, 2022 shares	Oct. 31, 2021 MW	Sep. 30, 2021 MW
Viking Data Centers LLC
Number of access to Mega Watt of planned electrical power	82.5
Number of exclusive access to remaining Megawatts	67.5
Bee Computing (HK) Limited
Number of shares issued for acquisition | shares		16,038,930
Ohio Mining Site
Percentage of equity interest ownership in Ohio Mining Site			55.00%	55.00%
Maximum planned power capacity in Megawatts			150	150
Number of consideration Megawatts in Site Facilities	67.5
Percentage Of Total Planned Power Capacity	45.00%
Viking Data Centers LLC
Percentage of equity interest				51.00%
Number of access to Mega Watt of planned electrical power	82.5
Number of exclusive access to remaining Megawatts	67.5